Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total attributable to the controlling shareholder	Capital	Advances for future capital increase	Capital transactions	Legal reserve	Unrealized Profits Reserve	Equity valuation adjustment	Accumulated translation adjustment	Retained earnings	Non controlling interests	Total
Balance at beginning at Dec. 31, 2019	R$ 51,242	R$ 36,899		R$ (3,458)	R$ 5,024	R$ 9,707	R$ 984	R$ 2,086		R$ 13,877	R$ 65,119
Advance for future capital increase	176,000		R$ 176,000								176,000
Participation of non-controllers										5,289	5,289
Other comprehensive loss	14,732							14,732			14,732
Net income for the year	61,699								R$ 61,699	4,355	66,054
Allocation of profit
Legal reserve					2,356				(2,356)
Unearned profit reserve						59,343			(59,343)
Balance at ending at Dec. 31, 2020	303,673	36,899	176,000	(3,458)	7,380	69,050	984	16,818		23,521	327,194
Capital increase with investment transfer	24,005	49,021						(25,016)			24,005
Advance for future capital increase		176,000	R$ (176,000)
Transactions with shareholders	(118,026)			(118,026)							(118,026)
Distribution of profit from previous year	(307)					(307)					(307)
Participation of non-controllers										(18,623)	(18,623)
Other comprehensive loss	16,687			4,998		63		11,626			16,687
Net income for the year	131,116					131,116			131,116	7,026	138,142
Allocation of profit
Legal reserve					6,556	(31,154)			(6,556)
Mandatory minimum dividends	(31,154)					93,406			(31,154)		(31,154)
Unearned profit reserve						93,406			(93,406)
Balance at ending at Dec. 31, 2021	325,994	261,920		(116,486)	13,936	162,212	984	3,428		11,924	337,918
Transactions with shareholders	(1,349)			(1,349)							(1,349)
Transfer by costly restructuring	(1,734)					3,531		(5,265)			(1,734)
Participation of non-controllers										43,429	43,429
Other comprehensive loss	(80,695)						R$ (984)	(79,711)			(80,695)
Exchange variation on Capital Transaction				7,617				(7,617)
Net income for the year	161,493					161,493			161,493	26,381	187,874
Allocation of profit
Legal reserve					8,075	(38,355)			(8,075)		31,154
Mandatory minimum dividends	(38,355)					115,063			(38,355)		(38,355)
Unearned profit reserve						115,063			R$ (115,063)
Balance at ending at Dec. 31, 2022	R$ 365,354	R$ 261,920		R$ (110,218)	R$ 22,011	R$ 280,806		R$ (89,165)		R$ 81,734	R$ 447,088